Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale	$ 25.3		$ 25.3		$ 14.9	$ 0.0
Catastrophe bonds, amortized cost	1.0		1.0		1.6	5.1
Derivatives at fair value	26.0		26.0		31.7	56.2
Fair market value	4,555.8		4,555.8		4,122.6	3,788.6
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)					2.1	6.3
Commercial mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	133.7		133.7		274.9	312.1
Middle market loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	64.0		64.0		84.8	106.9
Equity securities — Trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)						6.6
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)					18.0	25.6
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale	0.0		0.0
Derivatives at fair value	0.0		0.0
Fair market value	1,540.6		1,540.6
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale	0.0		0.0
Derivatives at fair value	26.0		26.0
Fair market value	3,015.2		3,015.2
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale	25.3		25.3
Derivatives at fair value	0.0		0.0
Fair market value	0.0		0.0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	115.0		115.0		117.1	134.6
Privately-held Investments trading, at fair value					475.0
Derivative Assets (Liabilities), at Fair Value, Net	6,497.3		6,497.3		6,410.7	6,100.9
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value					31.7	56.2
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(3.1)		(3.1)		(9.3)	(3.2)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(4.6)		(4.6)		(16.5)	(31.7)
Recurring | Total fixed income securities — Available for sale | Agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					5.8
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					4,122.6	3,788.6
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					93.6	52.0
Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,485.7	1,475.5
Catastrophe bonds, amortized cost					1.6	2.9
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					2.1
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					209.3	221.3
Recurring | Privately-held investments, available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale					14.9
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					0.0
Derivative Assets (Liabilities), at Fair Value, Net	1,885.2		1,885.2		1,748.4	1,428.7
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value					0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0		0.0		0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0		0.0		0.0	0.0
Recurring | Level 1 | Total fixed income securities — Available for sale | Agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,403.0	1,098.3
Recurring | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					86.7	51.9
Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					258.5	272.2
Catastrophe bonds, amortized cost					0.0	0.0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.2
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Recurring | Level 1 | Privately-held investments, available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale					0.0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					0.0
Derivative Assets (Liabilities), at Fair Value, Net	4,045.5		4,045.5		3,979.6	3,949.6
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value					31.7	56.2
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(3.1)		(3.1)		(9.3)	(3.2)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0		0.0			0.0
Recurring | Level 2 | Total fixed income securities — Available for sale | Agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					5.8
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					2,719.6	2,690.3
Recurring | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					6.9	0.1
Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,227.2	1,203.3
Catastrophe bonds, amortized cost					1.6	2.9
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1.9
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Recurring | Level 2 | Privately-held investments, available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale					0.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					475.0
Derivative Assets (Liabilities), at Fair Value, Net	361.9		361.9		473.4	501.3
Change in unrealized investment gains (losses)	6.7	$ (3.6)	(10.9)	$ (13.4)	(15.7)	(4.6)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	366.5	480.9	366.5	480.9	489.9	533.0
Recurring | Level 3 | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)	$ (9.7)	$ (23.4)	$ 0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Recurring | Level 3 | Loss Portfolio Transfer | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)	(9.7)	(23.4)	0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value					0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0		0.0		0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(4.6)		(4.6)		(16.5)	(31.7)
Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	10.4	79.3	64.8	102.3	113.7	378.2
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	(6.7)	12.1	0.0
Settlements and sales	(114.5)	(76.4)	(166.9)	(134.8)	(137.2)	(147.4)
Increase (decrease) in fair value included in net income	(3.6)	(4.4)	(21.3)	(12.9)	(12.8)	(4.9)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)					489.9	533.0	474.2	482.4	307.1
Recurring | Level 3 | Total fixed income securities — Available for sale | Agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Catastrophe bonds, amortized cost					0.0	0.0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Recurring | Level 3 | Commercial mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)	5.7	(3.7)	(12.0)	(14.1)	(17.9)	(0.5)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		288.1		288.1	274.9	312.1
Recurring | Level 3 | Commercial mortgage loans | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	0.0	23.5	0.4	39.4	40.6	215.7
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(101.6)	(26.0)	(118.8)	(49.2)	(61.5)	(113.1)
Increase (decrease) in fair value included in net income	(5.1)	(4.4)	(22.8)	(14.2)	(16.3)	(2.0)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	133.7		133.7		274.9	312.1	240.4	295.0	211.5
Recurring | Level 3 | Middle market loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)	0.3	0.0	0.3	0.2	0.5	(2.1)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		84.8		84.8	84.8	106.9
Recurring | Level 3 | Middle market loans [Member] | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	0.3	4.0	0.3	4.1	18.3	61.8
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	10.9	0.0	10.9	0.0	0.0	0.0
Settlements and sales	(4.8)	(21.3)	(32.6)	(26.7)	(41.9)	(19.3)
Increase (decrease) in fair value included in net income	0.3	0.0	0.6	0.5	1.5	(0.9)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	64.0		64.0		84.8	106.9	57.3	102.1	65.3
Recurring | Level 3 | Global corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)	0.3	(0.2)	0.2	(0.2)	(0.2)	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		14.4		14.4	14.4	15.0
Recurring | Level 3 | Global corporate securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	0.0	0.0	0.0	0.0	0.0	15.1
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	0.0	0.0	0.0
Settlements and sales	(0.1)	(0.1)	(0.3)	(0.3)	(0.4)	0.0
Increase (decrease) in fair value included in net income	0.3	(0.3)	0.2	(0.3)	(0.2)	(0.1)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	14.3		14.3		14.4	15.0	14.1	14.8	0.0
Recurring | Level 3 | Equity securities — Trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0.3		0.3	0.0	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		14.8		14.8	0.0	6.6
Recurring | Level 3 | Equity securities — Trading | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		2.4		9.4	0.0	5.5
Transfers in/(out)		0.0		0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0.0		(1.2)	6.6	0.0
Settlements and sales		0.0		(0.2)	0.0	(2.4)
Increase (decrease) in fair value included in net income		0.3		0.2	0.0	(0.1)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)						6.6		12.1	3.6
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0	0.0	0.0	0.0	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		18.2		18.2	18.0	25.6
Recurring | Level 3 | Short-term investments | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	0.0	18.2	0.0	18.2	18.2	25.6
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(10.9)	0.0	(10.9)	0.0	0.0	0.0
Settlements and sales	(3.2)	0.0	(7.1)	(25.6)	(25.8)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0	0.0	0.0	0.0	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0		18.0	25.6	14.1	0.0	0.0
Recurring | Level 3 | Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)	0.5	0.0	0.4	0.4	1.7	(2.0)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		60.6		60.6	82.9	66.8
Recurring | Level 3 | Asset-backed | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances	0.1	31.2	54.1	31.2	21.9	54.5
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	0.0	0.0	(5.5)	5.5	0.0
Settlements and sales	(4.8)	(29.0)	(8.1)	(32.8)	(7.6)	(12.6)
Increase (decrease) in fair value included in net income	0.4	$ 0.0	0.3	$ 0.9	2.0	(1.8)
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	129.2		129.2		82.9	66.8	133.5	$ 58.4	$ 26.7
Recurring | Level 3 | Privately-held investments, available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale					14.9
U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,326.4		1,326.4		1,202.6	953.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	267.1		267.1		245.5	261.6
U.S. government | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,326.4		1,326.4
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	267.1		267.1
U.S. government | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
U.S. government | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
U.S. government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,202.6	953.0
U.S. government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					245.5	261.6
U.S. government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,202.6	953.0
U.S. government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					245.5	261.6
U.S. government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
U.S. government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
U.S. government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
U.S. government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
U.S. agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	7.4		7.4		7.2	8.8
U.S. agency | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
U.S. agency | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	7.4		7.4
U.S. agency | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
U.S. agency | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					7.2	8.8
U.S. agency | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
U.S. agency | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					7.2	8.8
U.S. agency | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	79.4		79.4		128.1	149.5
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	2.0		2.0		3.1	3.6
Municipal | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Municipal | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	79.4		79.4
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	2.0		2.0
Municipal | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Municipal | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					128.1	149.5
Municipal | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					3.1	3.6
Municipal | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Municipal | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Municipal | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					128.1	149.5
Municipal | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					3.1	3.6
Municipal | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Municipal | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,964.2		1,964.2		1,959.3	1,845.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	152.6		152.6		171.5	162.1
Corporate | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Corporate | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,964.2		1,964.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	152.6		152.6
Corporate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,959.3	1,845.0
Corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					171.5	162.1
Corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					1,959.3	1,845.0
Corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					171.5	162.1
Corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S. government-backed corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	144.2		144.2		100.7	110.4
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	6.3		6.3		8.3	11.6
Non-U.S. government-backed corporate | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Non-U.S. government-backed corporate | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	144.2		144.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	6.3		6.3
Non-U.S. government-backed corporate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Non-U.S. government-backed corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					100.7	110.4
Non-U.S. government-backed corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					8.3	11.6
Non-U.S. government-backed corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					100.7	110.4
Non-U.S. government-backed corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					8.3	11.6
Non-U.S. government-backed corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	272.9		272.9		273.8	213.6
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	24.2		24.2		34.8	30.4
Non-U.S government | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	214.2		214.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	10.3		10.3
Non-U.S government | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	58.7		58.7
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	13.9		13.9
Non-U.S government | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Non-U.S government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					273.8	213.6
Non-U.S government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					34.8	30.4
Non-U.S government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					200.4	145.3
Non-U.S government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					13.0	10.6
Non-U.S government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					73.4	68.3
Non-U.S government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					21.8	19.8
Non-U.S government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Non-U.S government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	200.1		200.1
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	688.7		688.7		908.2	896.5
Asset-backed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Asset-backed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	200.1		200.1
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	688.7		688.7
Asset-backed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Asset-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					908.2	896.5
Asset-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Asset-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					908.2	896.5
Asset-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	4.5		4.5		5.8	5.6
Agency commercial mortgage-backed securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Agency commercial mortgage-backed securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	4.5		4.5
Agency commercial mortgage-backed securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Agency commercial mortgage-backed securities | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						5.6
Agency commercial mortgage-backed securities | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Agency commercial mortgage-backed securities | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						5.6
Agency commercial mortgage-backed securities | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	556.7		556.7		445.1
Residential Mortgage-Backed Securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Residential Mortgage-Backed Securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	556.7		556.7
Residential Mortgage-Backed Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0.0		0.0
Residential Mortgage-Backed Securities | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					445.1
Residential Mortgage-Backed Securities | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0
Residential Mortgage-Backed Securities | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					445.1
Residential Mortgage-Backed Securities | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0
Agency mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value					445.1	502.7
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	33.4		33.4		22.2	21.4
Agency mortgage-backed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Agency mortgage-backed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	33.4		33.4
Agency mortgage-backed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	0.0		0.0
Agency mortgage-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						502.7
Agency mortgage-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					22.2	21.4
Agency mortgage-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Agency mortgage-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Agency mortgage-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						502.7
Agency mortgage-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					22.2	21.4
Agency mortgage-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Agency mortgage-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
High yield loans | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					92.1	88.3
High yield loans | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
High yield loans | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					92.1	88.3
High yield loans | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value					0.0	0.0
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value						533.0
Held for trading financial assets, at fair value | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value						0.0
Held for trading financial assets, at fair value | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value						0.0
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value						533.0
Short-term investments trading at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						6.3
Short-term investments trading at fair value | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						6.3
Short-term investments trading at fair value | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Short-term investments trading at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value						0.0
Asset backed securities, privately-held afs | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value					14.9
Change in unrealized investment gains (losses)	(0.1)		0.2		0.2
Asset backed securities, privately-held afs | Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	25.3		25.3		14.9	$ 0.0	$ 14.8
Purchases and issuances	10.0		10.0		14.7
Transfers in/(out)	0.0		0.0		0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0		0.0		0.0
Settlements and sales	0.0		0.0		0.0
Increase (decrease) in fair value included in net income	$ 0.5		$ 0.4		$ 0.2